Document And Entity Information (USD $)	9 Months Ended
	Sep. 30, 2012	Jan. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Kallo Inc.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		274,089,203
Entity Public Float		$ 4,951,161
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement as a result of commenst received from the Securities and Exchange Commission. In particular the registrant has amended Items. ____________
Entity Central Index Key	0001389034
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Balance Sheet (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 248,178	$ 15,821	$ 59,169
Prepaid expenses	4,783,971	78,768
Other receivables	61,273	37,571	8,900
Total Current Assets	5,093,422	132,160	68,069
Subscription option asset	100,000
Copyrights	865,000	865,000	865,000
Equipment, net	99,683	166,110	210,658
Deferred financing costs			66,064
TOTAL ASSETS	6,158,105	1,163,270	1,209,791
LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIENCY)
Accrued liabilities-other	949,907	1,253,283	271,376
Accrued officers’ salaries	85,000	175,000	116,250
Acquisition cost payable	36,665	56,502	56,502
Current portion of obligations under capital leases	131,005	94,377	96,759
Loan payable	139,642		42,000
Convertible promissory note	167,816
Short term loans payable	62,950
Total Current Liabilities	1,572,985	1,579,162	582,887
Obligations Under Capital Leases		83,179	145,877
Deposit for shares to be issued	151,592	394,474
TOTAL LIABILITIES	1,724,577	2,056,815	728,764
none issued and outstanding	0	0	0
issued and outstanding at September 30, 2012, December 31, 2011 and December 31, 2010, respectively.	2,741	1,131	392
Additional paid-in capital	15,901,756	8,862,522	4,900,133
Deficit accumulated during the development stage	(11,470,969)	(9,757,198)	(4,419,498)
Total Stockholders’ Equity (Deficiency)	4,433,528	(893,545)	481,027
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,158,105	$ 1,163,270	$ 1,209,791

Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, authorized (in Shares) (in Shares) (in Shares)	500,000,000	500,000,000	500,000,000
Preferred stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized (in Shares) (in Shares) (in Shares) (in Shares)	500,000,000	500,000,000	500,000,000
Common stock, par value (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share) (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, issued (in Shares) (in Shares) (in Shares) (in Shares)	274,089,203	113,072,632	39,085,166
Common Stock, outstanding (in Shares) (in Shares) (in Shares) (in Shares)	274,089,203	113,072,632	39,085,166

Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $)	3 Months Ended				9 Months Ended		70 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Revenue							$ 15,887
Cost of Revenue							12,840
Gross Profit							3,047
General and administration	448,873	4,555,257	3,123,647	2,910,164	1,223,713	3,841,865	9,407,182
Selling and marketing	103,003	426,017	39,645	58,484	225,341	307,474	744,198
Software development costs		162,815	70,010	661,477	213,000	539,815	824,292
Foreign exchange loss (gain)	(3,057)	(32,446)	(17,668)	7,761	18,349	(4,301)	(6,335)
Depreciation	22,143	85,296	21,825	14,127	66,427	63,117	173,738
Interest and financing costs	23,429	140,761	23,096	3,709	62,125	53,790	206,595
Derivative loss	146,064				203,868		203,868
Change in fair value on convertible promissory note	(81,482)		18,000		(86,052)	18,000	(86,052)
Loss on disposal of equipment				6,530			6,530
	658,973	5,337,700	3,278,555	3,662,252	1,713,771	4,819,760	11,474,016
Net Loss and Comprehensive Loss	$ (658,973)	$ (5,337,700)	$ (3,278,555)	$ (3,662,252)	$ (1,713,771)	$ (4,819,760)	$ (11,470,969)
Basic and diluted net loss per share (in Dollars per share)	$ (0.004)	$ (0.087)	$ (0.067)	$ (0.127)	$ (0.012)	$ (0.107)
Basic and diluted net loss per share (in Shares)	162,520,412	61,446,207	49,204,004	28,941,609	143,088,266	44,942,064

Condensed Consolidated Statements of Changes in Stockholders' Deficiency (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended						24 Months Ended	70 Months Ended
	Dec. 31, 2006	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Shares issued for Rophe Acquisition										$ 765,300					$ 765,300
Shares issued for Rophe Acquisition (in Shares)										6,000,000
Issuance of common shares, value	50					1,791,604		718,694	170,050	15,000		172,625		1,150,848.15
Issuance of common shares, shares (in Shares)			23,016,963			23,016,963							15,000,000	23,016,963
Issuance of units, consisting of common shares and common share warrants									395,000
Issuance of units, consisting of common shares and common share warrants (in Shares)									1,580,000
Stock based compensation, value						4,678,813	2,769,510	3,125,000	3,375,000	7,500				2,420,150	5,943,515
Shares issued for services, value						350,000	40,000	70,000	224,959						60,427
Shares issued for services, shares (in Shares)			3,000,000			5,000,000		4,000,000
Settlement of accounts payable by common shares						60,427
Settlement of accounts payable by common shares (in Shares)			1,193,381			1,193,381		883,334
Settlement of compensation to past officer						60,000
Settlement of compensation to past officer (in Shares)						500,000
Commitment shares held in trust by Kodiak						100,000
Commitment shares held in trust by Kodiak (in Shares)						115,641,114				150,000
Net loss	(18,500)	(658,973)		(5,337,700)	(3,662,252)	(1,713,771)	(4,819,760)	(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)			(11,470,969)
Balance, value			(893,545)			(893,545)	481,027	481,027	203,229	(144,197)	(78,427)	(18,450)		203,229
Balance, shares (in Shares)			113,072,632			113,072,632	39,085,166	39,085,166
Balance, value	(18,450)	4,433,528		(893,545)	481,027	4,433,528		(893,545)	481,027	203,229	(144,197)	(78,427)	(18,450)	(893,545)	4,433,528
Balance, shares (in Shares)		274,089,203		113,072,632	39,085,166	274,089,203		113,072,632	39,085,166					113,072,632	274,089,203
Common Stock [Member]
Shares issued for Rophe Acquisition										60
Shares issued for Rophe Acquisition (in Shares)										6,000,000
Issuance of common shares, value	150					358		136	12	2		17
Issuance of common shares, shares (in Shares)	15,000,000					35,832,076		13,604,132	1,133,664	150,000		1,721,502
Issuance of units, consisting of common shares and common share warrants									16
Issuance of units, consisting of common shares and common share warrants (in Shares)									1,580,000
Stock based compensation, value						1,168		585	135
Stock based compensation, shares (in Shares)						116,834,495		58,500,000	13,500,000
Shares issued for services, value						50		10
Shares issued for services, shares (in Shares)						5,000,000		1,000,000
Settlement of accounts payable by common shares						9
Settlement of accounts payable by common shares (in Shares)						850,000
Settlement of compensation to past officer						5
Settlement of compensation to past officer (in Shares)						500,000
Commitment shares held in trust by Kodiak						20
Commitment shares held in trust by Kodiak (in Shares)						2,000,000
Balance, value			1,131			1,131	392	392	229	167		150		229
Balance, shares (in Shares)			113,072,632			113,072,632	39,085,166	39,085,166	22,871,502	16,721,502		15,000,000		22,871,502
Balance, value	150	2,741		1,131	392	2,741		1,131	392	229		167	150	1,131	2,741
Balance, shares (in Shares)	15,000,000	274,089,203		113,072,632	39,085,166	274,089,203		113,072,632	39,085,166	22,871,502		16,721,502	15,000,000	113,072,632	274,089,203
Additional Paid-in Capital [Member]
Shares issued for Rophe Acquisition										765,240
Issuance of common shares, value	(100)					1,791,246		718,558	170,038	14,998		172,608
Issuance of units, consisting of common shares and common share warrants									394,984
Stock based compensation, value						4,677,645		3,124,415	3,374,865	7,500
Shares issued for services, value						349,950		69,990
Settlement of accounts payable by common shares						60,418
Settlement of compensation to past officer						59,995
Commitment shares held in trust by Kodiak						99,980
Balance, value			8,862,522			8,862,522	4,900,133	4,900,133	960,246	172,508		(100)		960,246
Balance, value	(100)	15,901,756		8,862,522	4,900,133	15,901,756		8,862,522	4,900,133	960,246		172,508	(100)	8,862,522	15,901,756
Accumulated Deficit during Development Stage [Member]
Net loss	(18,500)					(1,713,771)		(5,337,700)	(3,662,252)	(440,374)	(65,770)	(232,602)
Balance, value			(9,757,198)			(9,757,198)	(4,419,498)	(4,419,498)	(757,246)	(316,872)	(251,102)	(18,500)		(757,246)
Balance, value	$ (18,500)	$ (11,470,969)		$ (9,757,198)	$ (4,419,498)	$ (11,470,969)		$ (9,757,198)	$ (4,419,498)	$ (757,246)	$ (316,872)	$ (251,102)	$ (18,500)	$ (9,757,198)	$ (11,470,969)

Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended		70 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,713,771)	$ (4,819,760)	$ (5,337,700)	$ (3,662,252)	$ (11,470,969)
Adjustment to reconcile net loss to cash used in
Depreciation	66,427	63,117	85,296	14,127	173,738
Stock based compensation	4,678,813	2,769,510	3,125,000	3,375,000	5,943,515
Write-off of deferred financing costs			66,064		66,064
Extinguishment loss on revision of terms of loan conversion into shares			37,404	37,404	37,404
Loss on disposal of equipment				6,530	6,530
Non-cash interest accrued			3,336
Non-cash consulting expenses	12,150	5,927	13,233		15,486
Non-cash derivative loss	203,868				203,868
Change in fair value on convertible promissory note	(86,052)	18,000			(86,052)
Non-cash settlement of expenses	415,181	394,905			428,414
Changes in operating assets and liabilities:
Increase in other receivables	(23,702)		(37,571)		(61,273)
Increase in prepaid expenses	(91,123)		(13,101)	(8,900)	(113,124)
Increase/(Decrease) in accrued liabilities and officers’ salaries	(184,450)	855,935	1,080,656	545,200	1,672,910
NET CASH USED IN OPERATING ACTIVITIES	(1,353,484)	(712,366)	(983,233)	(340,418)	(3,183,489)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in Rophe acquisition					300
Purchase of equipment					(14,418)
NET CASH USED IN INVESTING ACTIVITIES					(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholder advances/(repayments)		24,350		(145,718)	41,957
Proceeds from sale of common stock, net	1,397,130	590	654,574	566,400	2,913,870
Proceeds for shares to be issued	151,592		394,474		546,066
Deferred financing costs				(66,064)	(26,064)
Repayment of obligations under capital leases	(53,375)	(30,154)	(109,163)		(162,538)
Proceeds from convertible promissory note	50,000				50,000
Proceeds from loans payable	40,494	663,202		42,000	82,494
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,585,841	657,988	939,885	396,618	3,445,785
NET (DECREASE) INCREASE IN CASH	232,357	(54,378)	(43,348)	56,200	248,178
CASH - BEGINNING OF PERIOD	15,821	59,169	59,169	2,969
CASH - END OF PERIOD	248,178	4,791	15,821	59,169	248,178
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid		40,570	51,957	290
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition					100,000
Common stock issued as partial consideration for Rophe acquisition					765,300
Acquisition of equipment under capital lease obligations		39,778	40,747	224,959	265,706
Conversion of loans payable into common shares		698,071			680,207
Settlement of accounts payable by common shares	$ 350,000	$ 40,000	$ 70,000	$ 224,959	$ 60,427

Note 1 - Organization and Going Concern	33 Months Ended
Sep. 30, 2012
Organizationand Going Concern
September 30, 2012 (unaudited)	December 31, 2011
NOTE 1 - ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), formerly, Diamond Technologies, Inc., a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe. As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient. On January 14, 2011, Kallo Inc. was incorporated in Nevada and merged into Diamond Technologies Inc., at which point the Company changed its name to Kallo Inc.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”). Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development.

Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has experience of defaults in paying capital leases and loans payable and has incurred operating losses since inception and has an accumulated deficit of $11,470,969 at September 30, 2012. The Company will continue to incur losses as it develops its products and marketing channels during 2012. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company.

NOTE 1 - ORGANIZATION AND GOING CONCERN

Organization

Kallo Inc. (the “Company” or “Kallo”), formerly, Diamond Technologies, Inc., a development stage company, was incorporated in Nevada on December 12, 2006. The Company originally offered media, inks, printing, and graphic design services to the large format digital printing industry. The Company’s fiscal year ends on December 31st. On December 31, 2009, Kallo entered into an agreement with Rophe Medical Technologies Inc. and its shareholders (collectively “Rophe”) wherein Kallo acquired all of the issued and outstanding shares of common stock of Rophe.As a result of the Rophe transaction, Kallo changed its business focus from selling printing equipment to manufacturing and developing software designed to taking medical information from many sources, and then depositing it into a single source as an electronic medical record for each patient.

On January 14, 2011, Kallo Inc. was incorporated in Nevada and merged into Diamond Technologies Inc., at which point the Company changed its name to Kallo Inc.

On December 10, 2010, the Company entered into a North American Authorized Agency Agreement (the “Agreement”) with Advanced Software Technologies, Inc., located in the Grand Cayman Islands (“AST”).Under the Agreement, the Company was appointed sales agent for AST and will be paid fees by AST for selling AST products. The Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market. The AST technology is being incorporated into the Company’s medical information software currently in development.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.The amounts of assets and liabilities in the consolidated financial statements do not purport to represent realizable or settlement values. The Company has incurred operating losses since inception and has an accumulated deficit of $9,757,198 at December 31, 2011. The Company will continue to incur losses as it develops its products and marketing channels during 2012.

The Company has met its historical working capital requirements from the sale of common shares and loans from an officer/stockholder. In order to not burden the Company, the officer/stockholder has agreed to provide funding to the Company to pay its annual audit fees, filing costs and legal fees as long as the board of directors deems it necessary. However, there can be no assurance that such financial support shall be ongoing or available on terms or conditions acceptable to the Company. This raises substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. After the year end, the Company raised $1,150,848.15, of which $394,474 was received as at December 31, 2011, by issuing 23,016,963 unregistered shares of common stock.

Note 2 - Accounting Policies and Operations	33 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
NOTE 2 – ACCOUNTING POLICIES AND OPERATIONS

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Article 8-03 of Regulation S-X related to smaller reporting companies. These unaudited condensed consolidated financial statements should be read in conjunction with the annual audited financial statements and notes, which are included herein.

Operating results for the periods presented are not necessarily indicative of the results that may be expected for the full year. Notes to the financial statements which substantially duplicate the disclosure contained in the audited financial statements for fiscal year ended December 31, 2011 and 2010 are included herein. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, considered necessary for a fair presentation, have been included in the accompanying unaudited condensed consolidated financial statements.

Convertible promissory note

Convertible promissory note is accounted for under FASB Codification ASC 815-15-25-4 (formerly SFAS 155). In accordance with ASC 815-15, the Company performs a fair value re-measurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. The fair value has been defined as the common stock equivalent value, enhanced by the fair value of the default put plus the present value of the coupon.

Recently Adopted Accounting Pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. We adopted the amendments on January 1, 2012 on a prospective basis. The adoption of ASU No. 2011-04 had no material effect on our financial statements.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The ASU removes the presentation options in Accounting Standard Codification Topic 220 and requires entities to report components of comprehensive income in either 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-12, “Comprehensive Income” which effectively defers the changes in ASU No. 2011-05, “Presentation of Comprehensive Income” that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income to the first quarter of 2012 for the Company. We adopted the amendments on January 1, 2012 and presented a continuous statement of comprehensive loss.

Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”. The guidance in this update requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment”, which provides companies with the option to first assess qualitative factors in determining whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that an indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying value. Previously, companies were required to perform the quantitative impairment test at least annually. The new accounting guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. We do not anticipate the adoption of the new accounting guidance to have a significant effect on our financial condition or results of operations.

NOTE 2 - ACCOUNTING POLICIES AND OPERATIONS

Basis of Presentation

The consolidated financial statements were prepared using accounting principles generally accepted in the United States of America (“US GAAP”) as applicable to a development stage enterprise under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-205.

Basis of Consolidation

The consolidated financial statements include the accounts of Kallo and its wholly-owned subsidiary, Rophe Medical Technologies Inc. Significant inter-company transactions and balances have been eliminated on consolidation.

Loss Per Share

The Company computes basic net loss per share in accordance with ASC 260, Earnings Per Share, by dividing the net loss for the period by the weighted average number of common shares outstanding during the year. Diluted loss per share is computed by dividing the net loss for the year by the weighted average number of common and potentially dilutive common shares outstanding during the year, adjusted by any effects of warrants and options outstanding, if dilutive, that may add to the number of common shares during the year.

Use of Estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates. Key estimates include the fair value of common stock issued for services received by the Company and provision for penalties and interest on estimated payroll tax liabilities.

Equipment

Equipment is stated at cost. The cost of computer equipment is depreciated using the straight-line method over the estimated useful life of the related assets of 3 years.

Software Development Costs

Software development costs are accounted for in accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed. Software development costs incurred internally in creating computer software products are expensed until technological feasibility has been established upon completion of a detailed program design.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. The determination of technological feasibility and the ongoing assessment of the recoverability of these costs require considerable judgment by management with respect to certain external factors including anticipated future gross product revenues, estimated economic life and changes in hardware and software technology.

Thereafter, all software development costs incurred through the software’s general release date are capitalized and subsequently reported at the lower of amortized cost or net realizable value. Capitalized costs are amortized based on current and expected future revenue for each software solution with minimum annual amortization equal to the straight-line amortization over the estimated economic life of the solution. No costs have been capitalized to date as the Company has not completed a working model yet.

Copyrights

Copyrights are stated at cost. According to the Canadian Intellectual Property laws in Canada, the life of a copyright is the author’s life, the remainder of the calendar year in which the author dies, and a period of 50 years following the end of that calendar year. As a result, the useful life of the copyrights are determined to be indefinite and are not amortized but subject to testing for impairment. The Company reviews the value of the copyrights on an annual basis to determine if the value has been impaired. Based on its evaluations, there was no impairment of copyrights as at December 31, 2011 and 2010.

Impairment of Long-lived Intangible Assets

Long-lived assets comprise of equipment and copyrights. The Company accounts for impairment of intangible assets in accordance with the guidance established in ASC 360, Accounting for the Impairment or Disposal of Long-Lived Assets ,which requires the Company to evaluate a long-lived asset for recoverability when there is event or circumstance that indicates the carrying value of the asset may not be recoverable. An impairment loss is recognized when the carrying amount of a long-lived asset or asset group is not recoverable (when carrying amount exceeds the gross, undiscounted cash flows from use and disposition) and is measured as the excess of the carrying amount over the asset’s (or asset group’s) fair value. Management reviewed its long-lived intangible assets and has determined that no impairment exists that relate to these assets through December 31, 2011.

Research and Development

The Company accounts for research and development costs in accordance with Accounting Standards Codification subtopic 730-10, Research and Development (ASC 730-10). Accordingly, all research and development costs are charged to expense as incurred.

Income Taxes

The Company accounts for income taxes under FASB ASC 740, Income Taxes. Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of operations in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized.

FASB ASC 740 also addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under FASB ASC 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company had no material adjustments to its liabilities for unrecognized income tax benefits according to the provisions of FASB ASC 740.

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Canadian dollars which are accounted for under ASC 830, Foreign Currency Matters. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the Statements of Operations. The Company has not, to the date of these consolidated financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive income or loss and its components in the consolidated financial statements. As at December 31, 2011 and 2010, the Company has no items that are required to be accounted for in comprehensive income or loss in the consolidated financial statements.

Fair Value of Financial Instruments

The Company used a three-level hierarchy that prioritizes the inputs used in valuation techniques for determining fair value of investments and liabilities. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities recorded in the accompanying consolidated balance sheets are categorized based on the inputs to the valuation techniques as follows:

Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the company has the ability to access at the measurement date (examples include active exchange-traded equity securities, listed derivatives and most United States Government and agency securities).

Level 2 – Financial assets and liabilities whose values are based on quoted prices in markets where trading occurs infrequently or whose values are based on quoted prices of instruments with similar attributes in active markets. Level 2 inputs include the following:

-              Quoted prices for identical or similar assets or liabilities in non-active markets (examples include corporate and municipal bonds which trade infrequently);
-               Inputs other than quoted prices that are observable for substantially the full term of the asset or liability (examples include interest rate and currency swaps); and
-               Inputs that are derived principally from or corroborated by observable market data for substantially the full term of the asset or liability (examples include certain securities and derivatives).

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.Availability of observable inputs can vary and is affected by a variety of factors.The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

The fair value of cash, other receivables and accrued liabilities approximate their carrying amounts due to their short term nature.

Stock-Based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Stock Compensation. Under the provisions of ASC 718, share-based compensation cost is measured at the grant date, based on the calculated fair value of the award, and is recognized as an expense for services rendered and over the employee’s requisite service period (generally the vesting period of the equity grant).

Contingencies

The Company accrues estimates for resolution of any legal and other contingencies when losses are probable and estimable, in accordance with ASC 450, Contingencies.

Deferred Financing Costs

Deferred financing costs are capitalized and amortized, utilizing the effective interest method, as a component of interest expense over the terms of the respective financing arrangements. These deferred costs are included in other assets, net in our accompanying Consolidated Balance Sheets. These costs relate directly to the proposed capital raise (See Note 12) by the Company. During the year ended December 31, 2011, the agreement ended without successful completion of the proposed capital raise and the costs were charged to the statement of operations.

Stock Issued in Exchange for Services

The valuation of the Company’s common stock issued in exchange for services is valued at an estimated fair market value as determined by officers and directors of the Company based upon trading prices of the Company’s common stock on the dates of the stock transactions. The corresponding expense of the services rendered is recognized over the period that the services are performed.

Common Stock Purchase Warrants

The Company accounts for common stock purchase warrants at fair value in accordance with ASC 815-40 “DERIVATIVES AND HEDGING.” The Black-Scholes option pricing valuation method is used to determine fair value of these warrants consistent with ASC 718, “COMPENSATION - STOCK COMPENSATION.” Use of this method requires that the Company make assumptions regarding stock volatility, dividend yields, expected term of the warrants and risk-free interest rates.

Convertible Debts

Convertible debt is accounted for under ASC 470, Debt – Debt with Conversion and Other Options. The Company records a beneficial conversion feature (BCF) related to the issuance of convertible debt that have conversion features at fixed or adjustable rates that are in-the-money when issued and records the fair value of warrants issued with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion features, both of which are credited to paid-in-capital. The Company calculates the fair value of warrants issued with the convertible instruments using the Black-Scholes valuation method, using the same assumptions used for valuing employee options for purposes of following ASC Topic 718, except that the contractual life of the warrant is used. Under these guidelines, the Company allocates the value of the proceeds received from a convertible debt transaction between the conversion feature and any other detachable instruments (such as warrants) on a relative fair value basis. The allocated fair value is recorded as a debt discount or premium and is amortized over the expected term of the convertible debt to interest expense. For a conversion price change of a convertible debt issue, the additional intrinsic value of the debt conversion feature, calculated as the number of additional shares issuable due to a conversion price change multiplied by the previous conversion price, is recorded as additional debt discount and amortized over the remaining life of the debt.

The Company accounts for modifications of its Embedded Conversion Features (ECF’s) in accordance with EITF 06-6 which requires the modification of a convertible debt instrument that changes the fair value of an embedded conversion feature and the subsequent recognition of interest expense or the associated debt instrument when the modification does not result in a debt extinguishment pursuant to EITF 96-19.”Debtor’s Accounting for a Modification or Exchange of Debt Instruments”.

Recent Accounting Pronouncements

In March 2011, accounting standards update on “Troubled Debt Restructuring” was issued. The update clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011. The Company does not believe that this new pronouncement will have a material impact on its operations.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. The amendment results in a consistent definition of fair value and ensures the fair value measurement and disclosure requirements are similar between GAAP and International Financial Reporting Standards (“IFRS”). This amendment changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This amendment will be effective for the Company on January 1, 2012. Based on current operations, the adoption is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, Comprehensive Income - Presentation of Comprehensive Income, which revises the manner in which entities present comprehensive income in their financial statements. The ASU removes the presentation options in Accounting Standard Codification Topic 220 and requires entities to report components of comprehensive income in either 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. The ASU, which does not change the items that must be reported in other comprehensive income or their accounting treatment, is effective for the Company beginning in the first quarter of 2012.

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-12, “Comprehensive Income”. This ASU effectively defers the changes in ASU No. 2011-05, “Presentation of Comprehensive Income” that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. ASU No. 2011-12 should be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after 15 December 2011. As ASU No. 2011-12 relates only to the presentation of Comprehensive Income, the Company does not expect the adoption of this update will have a material effect on its consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment. The provisions of ASU No. 2011-08 permits an entity an option to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If an entity believes, as a result of its qualitative assessment, that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further impairment testing is required. ASU No. 2011-08 includes examples of events and circumstances that may indicate that a reporting unit’s fair value is less than its carrying amount. The provisions of ASU No. 2011-08 are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted provided that the entity has not yet performed its annual impairment test for goodwill. The provisions of this update are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities”. The guidance in this update requires the Company to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The pronouncement is effective for fiscal years and interim periods beginning on or after January 1, 2013 with retrospective application for all comparative periods presented. The Company’s adoption of the new standard is not expected to have a material effect on the Company’s consolidated financial position or results of operations.

Note 3 - Stockholders' Equity	33 Months Ended
Sep. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]
NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

On February 1, 2012, the Company issued 1,193,381 restricted shares of common stock to creditors in consideration of satisfaction for services rendered during the period for an amount of $53,169.

On February 29, 2012, the Company’s board of directors approved the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848, of which $394,474 was received as at December 31, 2011.

During the quarter ended March 31, 2012, the Company issued 5,000,000 shares of its common stock valued at $350,000 to consultants for the provision of various services to the Company.

On February 3, 2012, the Company issued 500,000 shares of its common stock to creditors in consideration of satisfaction of $35,927 in outstanding payables.

On June 1, 2012, the Company issued 500,000 restricted shares of its common stock to a past officer as compensation of $60,000 for past services rendered.

During the quarter ended September 30, 2012, the Company issued 12,815,113 shares of its common stock for cash proceeds of $640,756.

On July 20, 2012, the Company issued 350,000 restricted shares of common stock to a creditor in consideration of satisfaction for services rendered for a fair value of $24,500.

On September 18, 2012, the Company sold 115,641,114 restricted shares of its common stock at $0.0001 to various officers and parties related to them in consideration of satisfaction of $11,564 in outstanding payables and as compensation for future services in the amount of $4,614,080. Because the sale price was below the quoted stock price per share of $0.04 per share at the time, the Company considered $4,614,080 as prepaid compensation which will be recognized as an expense over the lock up period of the restricted shares until August 31, 2013.

On September 26, 2012, the Company entered into a investment agreement with Kodiak Capital Group, LLC (“Kodiak”) whereby the company issued 2,000,000 shares of its common stock in exchange for an option to sell up to $2,000,000 worth of shares of the Company at a price equal to eighty percent (80%) of the lowest daily preceding five days Volume Weighted Average Price at the time of exercise and expires six months from inception. The Company recorded a subscription option asset in the amount of $100,000 which was determined to be the fair value of the option on September 26, 2012. On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012 (See Note 11).

On June 27, 2011, Kallo registered 10,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2011 Non-Qualified Stock Option Plan (the “2011 Plan”), to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.15. This 2011 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at September 30, 2012, 7,233,334 shares have been issued under this 2011 Non-Qualified Stock Option Plan.

On September 6, 2012, Kallo registered 50,000,000 shares of its Common Stock, par value $0.00001 per share, under a 2012 Non-Qualified Stock Option Plan (the “2012 Plan”) to be offered and sold to accounts of eligible persons of the Company under the Plan at a proposed maximum offering price per share of $0.04. This 2012 Plan is for persons employed or associated with the Company, including without limitation any employee, director, general partner, officer, attorney, accountant, consultant or advisor, is intended to advance the best interests of the Company by providing additional incentive to those persons who have a substantial responsibility for its management, affairs, and growth by increasing their proprietary interest in the success of the Company, thereby encouraging them to maintain their relationships with the Company. As at September 30, 2012, no shares have been issued under this 2012 Non-Qualified Stock Option Plan.

NOTE 3 – STOCKHOLDERS’ EQUITY

Common Stock

On December 12, 2006, the Company issued 15,000,000 shares of common stock, par value $0.00001 per share, to its initial stockholders in exchange for $50 in cash.In 2007, the Company sold 1,471,502 shares of common stock at $0.083333 per share for total proceeds of $122,625 and 250,000 shares of common stock at $0.20 per share for total proceeds of $50,000.

In December 2009, the Company issued 6,000,000 of the Company’s common shares valued at $765,300 as part of the consideration paid to acquire the outstanding shares of Rophe Medical Technologies Inc. (See Note 8).

On December 30, 2009, the Company sold 150,000 shares of its common stock at $0.10 per share to its president for proceeds of $15,000. Because the sale price was below the quoted stock price of $0.15 per share at the time, the Company considered $7,500 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

During the year ended December 31, 2010, the Company issued 1,133,664 shares of its common stock at $0.15 per share for cash proceeds of $170,050.

On October 25, 2010, the Company issued 1,580,000 units at a price of $0.25 each for total proceeds of $395,000. Each unit consisted of one share of common stock and 1 stock purchase warrant exercisable on or before December 31, 2011 at the option of the holder, into one share of common stock at an exercise price of $0.50 per share.

On January 14, 2011, the Company issued 4,000,000 shares of its common stock at $0.0001 per share to its CEO for proceeds of $400. Because the sale price was below the quoted stock price of $0.10 per share at the time, the Company considered $399,600 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in-capital.

On September 22, 2011, the Company sold 54,500,000 shares of its common stock at $0.0001 per share for proceeds of $5,450, including 38,500,000 shares to its officers. Because the sale price was below the quoted stock price of $0.05 per share at the time, the Company considered $2,719,550 as compensation and recorded the amount as stock based compensation with a corresponding credit to additional paid-in- capital.

During the year ended December 31, 2011, the Company issued 883,334 shares of its common stock to creditors in consideration of satisfaction of $49,434 in outstanding payables.

On October 24, 2011, the Company issued 1,000,000 shares of its common stock valued at $70,000 to a consultant for the provision of services relating to the marketing of the Company’s business and products to the public.

During the year ended December 31, 2011, the Company issued 13,604,132 shares of its common stock for cash proceeds of $718,694.

Stock Split

On February 8, 2008 the Board of Directors approved a three-for-one stock split effective February 25, 2008.All references in the consolidated financial statements and related notes related to the number of shares and per share amounts of the common stock have been retroactively restated to reflect the impact of this stock split.

Note 4 - Warrant	33 Months Ended
Sep. 30, 2012
Warrant
NOTE 4 – WARRANTS	NOTE 4 – WARRANTS

Warrant activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 is as follows:	Warrant activity for the years ended December 31, 2011 and 2010 are as follows:

		Weighted Average			Weighted Average
	Number of Warrants	Exercise Price		Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	0.50	Balance, December 31, 2009
Granted	-	-	Granted	1,580,000	0.50
Cancelled	-	-	Cancelled	-	-
Exercised	-	-	Exercised	-	-
Balance, December 31, 2011 (audited) and September 30, 2012 (unaudited)	1,580,000	0.50	Balance, December 31, 2010	1,580,000	0.50
			Granted	-	-
			Balance, December 31, 2011	1,580,000	0.50

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.

Each warrant is exercisable for a period of one year from the effective date of a registration statement filed with the SEC. Such registration statement has not been filed yet.

The value of the stock purchase warrants granted in 2010 was valued at $117,620 using the following assumptions and estimates in the Black-Scholes model: Expected life of 1.2 years, volatility of 100%, dividend yield of 0% and risk-free interest rate of 1.40%.

Note 5 - Related Party Transactions	33 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
NOTE 5 – RELATED PARTY TRANSACTIONS

Included in the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848 on February 29, 2012 were 3,000,000 shares issued to a director of the Company for an amount of $150,000.

On September 18, 2012, the Company issued 115,641,114 shares of its common stock for consideration of $11,564 to certain officers and parties related to them and as compensation for future services in the amount of $4,614,080 (Note 3).

Included in short term loans payable is an amount due to a shareholder and officer of the Company for the amount of $9,856 (See Note 10) and in accrued liabilities – other is an amount of $21,743 due to the same person.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2011, 48,500,000 shares were issued to directors and officers of the Company for a total amount of $2,425,000, of which $4,850 was contributed as cash by the directors and officers and $2,420,150 was granted to them as stock-based compensation.

During the year ended December 31, 2010, 13,500,000 shares were issued to directors and officers of the Company for a total amount of $3,375,000, of which $1,350 was contributed as cash by the directors and officers and $3,373,650 was granted to them as stock-based compensation.

Compensation and other miscellaneous amounts owed to directors and officers amounting to $640,273 were forgiven during the year ended December 31, 2010, and recorded as a reduction to stock based compensation expense. The net stock based compensation expense amounting to $2,764,877 is included in general and administration (2010 - $2,139,877) and in software development costs (2010 - $625,000) in the consolidated statement of operations. There was compensation of $116,250 owing to directors and officers of the Company as at December 31, 2010.

Transactions with related parties are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

NOTE 6 - EQUIPMENT	24 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – EQUIPMENT

	December 31, 2011	December 31, 2010

Computer equipment under capital lease	$223,683	$182,936
Nexus computer equipment under capital lease	42,023	42,023
Total Equipment	265,706	224,959

Less accumulated depreciation	(99,596)	(14,301)

Equipment – net	$166,110	$210,658

Depreciation expense for the years ended December 31, 2011, 2010 and period from December 12, 2006 (date of inception) to December 31, 2011 were $85,296, $14,127 and $107,311 respectively.

Note 7 - Obligations Under Capital Leases	24 Months Ended
Dec. 31, 2011
Debt and Capital Leases Disclosures [Text Block]
NOTE 7 – OBLIGATIONS UNDER CAPITAL LEASES

	December 31, 2011	December 31, 2010

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,197	$42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$83,179	$145,877

Minimum lease payments on capital lease obligations are as follows:

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556

Note 6 - Rophe Acquisition	33 Months Ended
Sep. 30, 2012
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]
NOTE 6 – ROPHE ACQUISITION

On December 11, 2009, an agreement was entered into by the Company to acquire 100% of the issued and outstanding shares of Rophe Medical Technologies Inc. (“Rophe”) for cash consideration of $1,200,000 and 3,000,000 of the Company’s common shares valued at $0.122 per share (based on discounted market price per share at the date of acquisition) for total purchase price of $1,565,000 (the “Rophe Acquisition”). The $1,200,000 was initially payable as follows: $50,000 within 30 days of the date of the agreement; $200,000 on March 31, 2010; $250,000 on April 30, 2010; $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. This transaction was closed on December 31, 2009.

Subsequently, the Rophe Acquisition payment terms were amended and 3,000,000 additional shares of restricted common stock were issued in 2009 as payment for $400,000 with the remaining cash consideration as follows: $35,000 by March 5, 2010, $65,000 by March 31, 2010, $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. As at September 30, 2012, there is a payable in the amount of $36,665. The 3,000,000 shares were considered issued as at the closing date of the acquisition and valued based on discounted market price per share at the date of acquisition and the total of 6,000,000 shares issued for the Rophe acquisition are restricted.

The total recorded acquisition price of $865,000 was allocated to the copyrights obtained in the acquisition as they were the only significant assets of Rophe, which did not have any operations. The Company has not recorded the remaining contingent payment of $700,000 due to the uncertainty of the launch of Projects 1, 2 and 3.

NOTE 8 – ROPHE ACQUISITION

On December 11, 2009, an agreement was entered into by the Company to acquire 100% of the issued and outstanding shares of Rophe Medical Technologies Inc. (“Rophe”) for cash consideration of $1,200,000 and 3,000,000 of the Company’s common shares valued at $0.122 (based on discounted market price per share at the date of acquisition) per share for total purchase price of $1,565,000 (the “Rophe Acquisition”). The $1,200,000 was initially payable as follows: $50,000 within 30 days of the date of the agreement; $200,000 on March 31, 2010; $250,000 on April 30, 2010; $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. This transaction was closed on December 31, 2009.

Subsequently, the Rophe Acquisition payment terms were amended and 3,000,000 additional shares of restricted common stock were issued in 2009 as payment for $400,000 with the remaining cash consideration as follows: $35,000 by March 5, 2010, $65,000 by March 31, 2010, $233,333 on launch of Project 1; $233,333 on launch of Project 2; and, $233,334 on launch of Project 3. As at December 31, 2011, there is a payable in the amount of $56,502. The 3,000,000 shares were considered issued as at the closing date of the acquisition and value based on discounted market price per shae at the date of acquisition and the total of 6,000,000 shares issued for the Rophe acquisition are restricted.

The total recorded acquisition price of $865,000 was allocated to the copyrights obtained in the acquisition as they were the only significant assets of Rophe, which did not have any operations. The Company has not recorded the remaining contingent payment of $700,000 due to the uncertainty of the launch of Projects 1, 2 and 3.

Note 9 - Income Taxes	24 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]

NOTE 9 – INCOME TAXES

The Company had no income taxes payable at December 31, 2011 and 2010.

The reconciliation of income tax provision computed at statutory rates to the reported income tax provision is as follows:

	Year ended December 31,
	2011	2010
Net loss for the year	(5,337,700)	(3,662,252)
Effective statutory rate	34%	34%
Expected tax recovery	(1,814,818)	(1,245,166)
Net effects of non deductible items	1,060,511	1,068,040
Valuation allowance	754,307	177,126
	-	-

Deferred income taxes reflect the net income tax effect of temporary differences between the carrying amounts of the assets and liabilities for financial reporting purposes and amounts used for income taxes.  The Company’s deferred income tax assets and liabilities consist of the following:

	December 31,
	2011	2010
Net operating loss carry forward	984,718	152,583
Equipment	(31,190)	149,946
Valuation allowance	(953,528)	(302,529)
Net deferred tax assets	-	-

Net operating loss carry forwards totaled approximately $2,896,000 at December 31, 2011.  The net operating loss carry forwards will begin to expire in the year 2028 if not utilized.  After consideration of all the evidence, management has recorded a valuation allowance at December 31, 2011 due to uncertainty of realizing the deferred tax assets. Utilization of the Company’s net operating loss carry forwards may be limited based on changes in ownership as defined in Internal Revenue Code Section 382.

Note 7 - Commitments & Contingencies	33 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS & CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases.  The Company’s obligations under non-cancelable lease commitments are as follows:

Year ending December 31, 2012	$12,376	2012	$11,669
Total	$12,376	Total	$11,669

Capital lease Minimum lease payments on capital lease obligations are as follows:	Capital lease Minimum lease payments on capital lease obligations are as follows:

Within one year	$131,005	2012	$108,231
	$131,005	2013	87,303
			195,534
		Less: imputed interest	(17,978)

			$177,556

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $24,000 (2011 - $104,504) was paid in 2012. The remaining balance of $56,496 is due in 2012.

Contingencies

(a) On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof.

(b)  On December 20, 2012, Mansfield Communications, Inc. (Mansfield) filed Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo.  Mansfield is seeking damages in the amount of $191,246.11 plus unspecified "special" damage. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charge Kallo for service that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit.  Management has recognized an accrual for the amount of $161,991.  An estimate could not be made of the unspecified "special" damage and hence no accrual was made thereof.  At this time, management cannot assess the final outcome of this claim.

(c) The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment.

(d)  Included in accrued officers’ salaries is an amount of $65,000 payable to a past officer for settlement of claims which the Company has agreed to pay in 6 installments of $10,000 for the months of October 2012 to March 2013 and a final payment of $5,000 by April 30, 2013. This settlement agreement was a result of an action by the past officer against the Company to recover past compensation due. The Company and the past officer had agreed to settle all the claims in exchange of the Company paying a total of $130,000 (of which $65,000 has been paid by September 30, 2012) and issuing 500,000 restricted shares of its common stock to the past officer. In the event the Company fails to make payment of any of the above installments on time and within 10 business days of the past officer giving written notice to the Company of such failure to make payment, the past officer may declare all unpaid installments as immediately due and payable by written notice to the Company.

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $104,504 (2010 - $28,000) was paid in 2011. The remaining balance of $80,496 is due in 2012.

Contingencies

A past officer of the Company has entered into an action against the Company to recover compensation due for a minimum of five years for a total amount of $915,765. The claim includes recovery of past compensation for services rendered, as well as future compensation due for a minimum of five years resulting from a breach of contract.

On March 14, 2012, the Company and the past officer have agreed to settle all the claims in exchange of the Company paying a total of $130,000 ($25,000 by March 29, 2012, 10 instalments of $10,000 for the following ten months, $5,000 by February 28, 2013) and issuing 500,000 restricted shares of its common stock to the past officer.

On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim.  An estimate could not be made of the unspecified "special" damage and hence no accrual was made thereof.

Contingent liability

The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment.

Note 8 - Loan Payable	33 Months Ended
Sep. 30, 2012
Payable Loans
NOTE 8 – LOAN PAYABLE

As at September 30, 2012, a loan payable of $139,642 bears interest at 6% per annum, is unsecured and is payable in monthly installments of principal and interest in the amount of Canadian $7,232.50. Future scheduled repayments of principal are as follows:

NOTE 11 – LOANS PAYABLE

As at December 31, 2010, a loan payable of $25,000 bore interest at 12% per annum, accrued and payable quarterly, was unsecured and was payable on December 31, 2011. The holder has the option to convert the loan into common stock of the Company at the rate of $0.15 per share. This loan was converted into common stock of the Company during the year ended December 31, 2011 at the revised rate of $0.05 per share. As a result of the change, an extinguishment loss of $37,404 has been recorded.

As at December 31, 2010, a loan payable of $17,000 bore interest at 12% per annum, was unsecured and was payable on demand. This loan was converted into common stock of the Company during the year ended December 31, 2011 at the rate of $0.05 per share.

Within one year	$139,642
$139,642

Note 9 - Convertible Promissory Note	9 Months Ended
Sep. 30, 2012
Convertible Promissory Note
NOTE 9 – CONVERTIBLE PROMISSORY NOTE

The convertible promissory notes are unsecured and bear interest at 3.25% per annum with all principal and accrued interest due and payable one year from the dates of execution of the Notes. The Notes are due as follows: $20,000 on April 23, 2013, $10,000 on July 5, 2013, $20,000 on August 22, 2012. The Holders may, in lieu of payment of the principal and interest, elect to convert such amount into common shares of the Company at the conversion price per share equal to 30% discount to the average of the previous three lowest trading days over the last 10 trading days prior to the Conversion Date. All shares converted on or after six months from the dates of execution of the notes shall be issued as free-trading, unrestricted shares. The Company may prepay these Notes at anytime without penalty and without the prior consent of the Holders.

At the commitment date, the convertible promissory notes were re-measured and adjusted to their fair values by comparing the effective conversion price to the fair value of the Company’s stock. The Company recognized an initial derivative loss of $203,868 related to the debts on inception dates and recognized a gain of $86,668 related to change in fair values on the debts since their inception dates to the period ended September 30, 2012. The number of common shares indexed to the derivative financial instruments used in the above calculation were 2,472,089 and 5,555,555 as at inception date and September 30, 2012 respectively.

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(86,052)
Fair value as at September 30, 2012	$167,816

Note 12 - Capital Raise	33 Months Ended
Sep. 30, 2012
Commitments Contingencies and Guarantees [Text Block]

NOTE 12 – CAPITAL RAISE

On November 8, 2010, the Company signed an agreement to retain the services of JARR Capital Corp. (“JARR Capital”) to act as its exclusive financial advisor and fiscal agent in connection with raising financing of an amount of $4,000,000 (the “Transaction”) and helping the Company to complete the acquisition of a service-based, valued-business enterprise and on February 17, 2011, the agreement was amended to increase the offering up to $5,000,000 at a price of $0.15 per unit.

JARR Capital’s agreement was effective until December 31, 2011 and they have not been able to raise the financing as per the above agreement.

Note 10 - Short Term Loans Payable	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
NOTE 10 – SHORT TERM LOANS PAYABLE

On July 9, 2012, the Company issued a promissory note to a director agreeing to pay the principal amount of $30,000 plus interest at the rate of 6% per annum on July 31, 2012. Kallo did not pay on the due date and the director advanced a further $5,000 which is non-interest bearing, unsecured and has no fixed repayment date. The total amount of $36,868 remains outstanding as at September 30, 2012.

An officer and a stockholder have agreed to provide short term funding to the Company by paying some of its expenses. The advances are non-interest bearing, unsecured and have no fixed repayment dates. As at September 30, 2012, $26,082 was owing to the officer and the stockholder.

Note 11 - Subsequent Event	15 Months Ended
Mar. 31, 2013
Subsequent Events [Text Block]
NOTE 11 – SUBSEQUENT EVENT

Resale of shares

On October 24, 2012, Kallo filed a prospectus relating to the resale of up to 50,000,000 shares of common stock issuable to Kodiak for investment banking services pursuant to an Investment Agreement dated September 26th, 2012 (the “Investment Agreement” or “Equity Line of Credit”).

Pursuant to the Investment Agreement, Kallo has the right to “put” to Kodiak (the “Put Right”) up to $2 million in shares of its common stock (i.e., Kallo can compel Kodiak to purchase its common stock at a pre-determined formula).

The Investment Agreement provides, in part, that following notice to Kodiak, Kallo may put to Kodiak up to $2,000,000 in shares of its common stock for a purchase price equal to 80% of the Volume Weighted Average Price which is defined as the lowest closing “best bid” price (the highest posted bid price) of the common stock during the five consecutive trading days immediately following the date of our notice to Kodiak of our election to put shares pursuant to the Investment Agreement. Kodiak has indicated that it will resell those shares in the open market, resell our shares to other investors through negotiated transactions, or hold our shares in its portfolio.

The Investment Agreement will terminate when any of the following events occur:

Kodiak has purchased an aggregate of $2,000,000 of Kallo  common stock or six (6) months after the effective date;
Kallo file or otherwise enter an order for relief in bankruptcy; or
Kallo common stock ceases to be registered under the Securities Exchange Act of 1934 (the “Exchange Act”).

Operating lease commitment

On October 12, 2012, the Company renewed the lease of its office facilities for a period of six months starting on December 1, 2012. The Company’s additional obligation under this non-cancelable lease commitments is Canadian $37,962.

NOTE 13 – SUBSEQUENT EVENTS

Independent contractor agreement

On January 13, 2012, the Company entered into an Independent Contractor Agreement (the “Agreement”) with Savers Drug Mart (“Savers”) wherein Savers agreed to provide the following services to the Company: pharmacy management; pharmacy technician training; dispensary formulary planning; pharmaceutical procurement; and pricing strategies. The consideration for the services is 3,000,000 shares of the Company’s common stock to be issued pursuant to Form S-8 registration statement. The term of the Agreement begins on January 3, 2012 and ends on December 31, 2013.

Share issuance

On February 1, 2012, the Company issued 1,193,381 restricted shares of common stock to creditors in consideration of satisfaction of outstanding debts and of services rendered.

On February 29, 2012, the Company’s board of directors approved the issuance of 23,016,963 unregistered shares of common stock to 15 individuals in consideration of $1,150,848.15, of which $394,474 was received as at December 31, 2011.

Note 12 - Comparatives	33 Months Ended
Sep. 30, 2012
Reclassifications [Text Block]

NOTE 12 – COMPARATIVES The consolidated financial statements have been reclassified, where applicable, to conform to the presentation used in the current period.	NOTE 14 – COMPARATIVES The consolidated financial statements have been reclassified, where applicable, to conform to the presentation used in the current year.

Note 4 - Warrant (Tables)	33 Months Ended
Sep. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
		Weighted Average			Weighted Average
	Number of Warrants	Exercise Price		Number of Warrants	Exercise Price
Balance, December 31, 2010	1,580,000	0.50	Balance, December 31, 2009
Granted	-	-	Granted	1,580,000	0.50
Cancelled	-	-	Cancelled	-	-
Exercised	-	-	Exercised	-	-
Balance, December 31, 2011 (audited) and September 30, 2012 (unaudited)	1,580,000	0.50	Balance, December 31, 2010	1,580,000	0.50
			Granted	-	-
			Balance, December 31, 2011	1,580,000	0.50

NOTE 6 - EQUIPMENT (Tables)	24 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Table Text Block]
	December 31, 2011	December 31, 2010

Computer equipment under capital lease	$223,683	$182,936
Nexus computer equipment under capital lease	42,023	42,023
Total Equipment	265,706	224,959

Less accumulated depreciation	(99,596)	(14,301)

Equipment – net	$166,110	$210,658

Note 7 - Obligations Under Capital Leases (Tables)	9 Months Ended	24 Months Ended	33 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2010

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,197	$42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$83,179	$145,877

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(86,052)
Fair value as at September 30, 2012	$167,816

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$139,642
$139,642

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556

Note 9 - Income Taxes (Tables)	24 Months Ended
Dec. 31, 2011
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2011	2010
Net loss for the year	(5,337,700)	(3,662,252)
Effective statutory rate	34%	34%
Expected tax recovery	(1,814,818)	(1,245,166)
Net effects of non deductible items	1,060,511	1,068,040
Valuation allowance	754,307	177,126
	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2011	2010
Net operating loss carry forward	984,718	152,583
Equipment	(31,190)	149,946
Valuation allowance	(953,528)	(302,529)
Net deferred tax assets	-	-

Note 7 - Commitments & Contingencies (Tables)	33 Months Ended
Sep. 30, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
Year ending December 31, 2012	$12,376	2012	$11,669
Total	$12,376	Total	$11,669

Description of Lessee Leasing Arrangements, Capital Leases

Within one year	$131,005	2012	$108,231
	$131,005	2013	87,303
			195,534
		Less: imputed interest	(17,978)

			$177,556

Note 8 - Loan Payable (Tables)	9 Months Ended	33 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Within one year	$139,642
$139,642

2012	$108,231
2013	87,303
195,534
Less: imputed interest	(17,978)

$177,556

Note 9 - Convertible Promissory Note (Tables)	24 Months Ended	33 Months Ended
	Dec. 31, 2011	Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31, 2011	December 31, 2010

Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$21,197	$42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$83,179	$145,877

Cash received from convertible promissory notes	$50,000
Derivative loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(86,052)
Fair value as at September 30, 2012	$167,816

Note 1 - Organization and Going Concern (Detail) (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended					24 Months Ended	70 Months Ended
	Dec. 31, 2006	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Research and Development Expense, Software (Excluding Acquired in Process Cost)			$ 162,815	$ 70,010	$ 661,477	$ 213,000	$ 539,815						$ 213,000	$ 824,292
Cumulative Earnings (Deficit)			9,757,198			11,470,969		9,757,198					9,757,198	11,470,969
Stock Issued During Period, Value, New Issues	50					1,791,604		718,694	170,050	15,000	172,625		1,150,848.15
Stock Issued During Period, Value, Issued for Cash (in Dollars)						$ 1,150,848		$ 718,694					$ 394,474
Stock Issued During Period, Shares, New Issues (in Shares)		23,016,963				23,016,963						15,000,000	23,016,963

Note 3 - Stockholders' Equity (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended				24 Months Ended	70 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Stock Issued During Period, Shares, Issued for Debt	1,193,381	1,193,381		883,334
Additional Paid in Capital, Common Stock (in Dollars)	$ 394,474	$ 53,169		$ 5,450	$ 170,050	$ 15,000	$ 50	$ 5,450	$ 53,169
Stock Issued During Period, Shares, Issued for Cash		23,016,963		13,604,132	1,133,664
Stock Issued During Period, Value, Issued for Cash (in Dollars)		1,150,848		718,694				394,474
Stock Issued During Previous Period, Value Issued for Cash (in Dollars)								394,474
Stock Issued During Period, Shares, Issued for Services	3,000,000	5,000,000		4,000,000
Stock Issued During Period, Shares, Issued for Salaries (in Shares)		500,000		38,500,000				48,500,000
Stock Issued During Period, Shares, Other (in Shares)		115,641,114				150,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.0001		$ 0.0001	$ 0.15	$ 0.1	$ 0.083333	$ 0.0001	$ 0.0001
Stock Issued During Period, Value, Other (in Dollars)		100,000
Stock Issued During Period, Value, Share-based Compensation Future Service (in Dollars)		4,614,080
Market Price per Share (in Dollars per share)		$ 0.04		$ 0.1		$ 0.15		$ 0.1	$ 0.04
Stock Issued During Period, Shares, Issued to Kodiak Capital Group LLC		2,000,000
Open Option Contracts Written, at Fair Value (in Dollars)		100,000							100,000
Shares Being Registered for Sale		50,000,000							50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		10,000,000							10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)		$ 0.15							$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued		7,233,334
Stock Issued During Period, Shares, New Issues (in Shares)	23,016,963	23,016,963					15,000,000	23,016,963
Stock Issued During Period, Shares, Acquisitions						6,000,000
Stock Issued During Period, Value, Acquisitions (in Dollars)						765,300			765,300
Compensation (in Dollars)						7,500
undefined					1,580,000
Sale of Stock, Price per Unit (in Dollars per share)					$ 0.25
Units Issued During Period, Value, Issued for Cash (in Dollars)					395,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)					0.5
Stock Issued During Period, Value, Issued for Services (in Dollars)				400
Share-based Compensation (in Dollars)		4,678,813	2,769,510	3,125,000	3,375,000	7,500		2,420,150	5,943,515
Issuance of Stock and Warrants for Services or Claims (in Dollars)		$ 350,000	$ 40,000	$ 70,000	$ 224,959				$ 60,427

Note 4 - Warrant (Detail) (USD $)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrants Issued During Period, Value, New Issues (in Dollars)	$ 117,620	$ 117,620
Fair Value Assumptions, Expected Term, Simplified Method	1.2	1.2
Fair Value Assumptions, Expected Volatility Rate	100.00%	100.00%
Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Assumptions, Risk Free Interest Rate	1.40%	1.40%

Note 4 - Warrant (Detail) - Warrant Activity	Sep. 30, 2012	Dec. 31, 2011	Dec. 30, 2010
Balance, December 31, 2010	1,580,000	1,580,000	1,580,000
Granted		1,580,000
Granted		1,580,000
		1,580,000
Balance, September 30, 2012 (unaudited)	1,580,000	1,580,000	1,580,000
Balance, December 31, 2011 (audited)	1,580,000	1,580,000	1,580,000
	1,580,000	1,580,000	1,580,000

Note 5 - Related Party Transactions (Detail) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended					24 Months Ended	70 Months Ended
	Dec. 31, 2006	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Stock Issued During Period, Shares, New Issues (in Shares)		23,016,963	23,016,963						15,000,000	23,016,963
Stock Issued During Period, Value, New Issues	$ 50		$ 1,791,604		$ 718,694	$ 170,050	$ 15,000	$ 172,625		$ 1,150,848.15
Stock Issued During Period, Shares, New Issues Part Issued to Director			3,000,000
Stock Issued During Period, Shares, Other (in Shares)			115,641,114				150,000
Stock Issued During Period, Value, Issued for Cash			1,150,848		718,694					394,474
Stock Issued During Period, Value, Share-based Compensation Future Service			4,614,080
Due to Officers or Stockholders, Current			9,856								9,856
Due to Officers or Stockholders			21,743								21,743
Stock Issued During Period, Shares, Issued for Salaries (in Shares)			500,000		38,500,000					48,500,000
Share-based Compensation			4,678,813	2,769,510	3,125,000	3,375,000	7,500			2,420,150	5,943,515
Debt Instrument, Decrease, Forgiveness										640,273
Payments to Develop Software										625,000
Salaries, Wages and Officers' Compensation										$ 116,250

NOTE 6 - EQUIPMENT (Detail) (USD $)	12 Months Ended		60 Months Ended
	Dec. 13, 2011	Dec. 13, 2010	Dec. 13, 2011
Depreciation, Depletion and Amortization	$ 85,296	$ 14,127	$ 107,311

NOTE 6 - EQUIPMENT (Detail) - Equipment (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Computer equipment under capital lease		$ 223,683	$ 182,936
Nexus computer equipment under capital lease		42,023	42,023
Total Equipment		265,706	224,959
Less accumulated depreciation		(99,596)	(14,301)
Equipment – net	$ 99,683	$ 166,110	$ 210,658

Note 7 - Obligations Under Capital Leases (Detail) - Obligation under Capital Leases (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Obligation under capital lease to acquire specific equipment in monthly payments of $1,326 including interest at 10% per annum, expiring in November 2013	$ 21,197	$ 42,023
Obligation under capital lease to acquire specific equipment in monthly payments of $7,212 including interest at 10% per annum, expiring in October 2013	156,359	182,936
	177,556	224,959
Less: current portion	(94,377)	(79,082)
	$ 83,179	$ 145,877

Note 7 - Obligations Under Capital Leases (Detail) - Minimum Lease Payments on Capital Lease Obligations (USD $)	Dec. 31, 2013	Dec. 31, 2012
2012		$ 108,231
2013	87,303
	195,534
Less: imputed interest	(17,978)	17,978
	$ 177,556

Note 6 - Rophe Acquisition (Detail) (USD $)	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006
Equity Method Investment, Ownership Percentage	100.00%	100.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 1,200,000	$ 1,200,000
Business Acquisition, Cost of Acquired Entity, Other Noncash Consideration	3,000,000	3,000,000
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.15	$ 0.1	$ 0.083333
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,565,000	1,565,000
Initial Cash Payment on Purchase Price	50,000	50,000
Second Cash Payment on Purchase Price	200,000	200,000
Third Cash Payment on Purchase Price	250,000	250,000
Fourth Cash Payment on Purchase Price	233,333	233,333
Fifth Cash Payment on Purchase Price	233,333	233,333
Sixth Cash Payment on Purchase Price	233,334	233,334
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Other Noncash Consideration (in Shares)	3,000,000	3,000,000
Business Acquisition, Amended Agreement, Cost of Acquired Entity, Additional Cash Consideration	400,000	400,000
First Amended Cash Payment to Purchase Price	35,000	35,000
Second Amended Cash Payment on Purchase Price	65,000	65,000
Third Amended Cash Payment on Purchase Price	233,333	233,333
Fourth Amended Cash Payment on Purchase Price	233,333	233,333
Fifth Amended Cash Payment on Purchase Price	233,334	233,334
Business Acquisition, Balance Due at Period End	36,665	56,502
Business Acquisition, Cost of Acquired Entity, Total Other Noncash Consideration (in Shares)	6,000,000	6,000,000
Payments to Acquire Intangible Assets	865,000	865,000
Business Acquisition, Remaining Contingent Payment	$ 700,000	$ 700,000

Note 9 - Income Taxes (Detail) (USD $)	Dec. 31, 2011
Operating Loss Carryforwards	$ 2,896,000

Note 9 - Income Taxes (Detail) - Reconciliation of Income Tax Provision (USD $)	1 Months Ended	3 Months Ended				9 Months Ended		12 Months Ended					70 Months Ended
	Dec. 31, 2006	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Sep. 30, 2012
Net loss for the year	$ (18,500)	$ (658,973)	$ (5,337,700)	$ (3,278,555)	$ (3,662,252)	$ (1,713,771)	$ (4,819,760)	$ (5,337,700)	$ (3,662,252)	$ (440,374)	$ (65,770)	$ (232,602)	$ (11,470,969)
Effective statutory rate								34.00%	34.00%
Expected tax recovery								(1,814,818)	(1,245,166)
Net effects of non deductible items								1,060,511	1,068,040
Valuation allowance								$ 754,307	$ 177,126

Note 9 - Income Taxes (Detail) - Deferred Income Tax Assets and Liabilities (USD $)	Dec. 31, 2011	Dec. 31, 2010
Net operating loss carry forward	$ 984,718	$ 152,583
Equipment	(31,190)	149,946
Valuation allowance	(953,528)	(302,529)
Net deferred tax assets	$ 0	$ 0

Note 7 - Commitments & Contingencies (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended			24 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Contractual Obligation		$ 213,000			$ 213,000		$ 213,000
Payments to Acquire Software		24,000	104,504	80,496	104,504	28,000
Loss Contingency, Damages Sought	$191,246.11	$161,673.67			$161,673.67		$915,765
Loss Contingency Accrual, at Carrying Value	161,991			161,991
Settlement of Salary Claim with Past Officer, Payments to Date		65,000
Settlement of Salary Claim with Past Officer		$ 130,000
Settlement of Salary Claim with Past Officer, hares (in Shares)		500,000

Note 7 - Commitments & Contingencies (Detail) - Non-Cancelable Lease Commitments (USD $)	12 Months Ended
Dec. 31, 2012
$ 12,376
$ 12,376

Note 7 - Commitments & Contingencies (Detail) - Minimum Lease Payments (USD $)	Dec. 31, 2013	Dec. 31, 2012
Within one year		$ 108,231
	87,303
	195,534
	17,978	(17,978)
		$ 177,556

Note 8 - Loan Payable (Detail)	9 Months Ended		12 Months Ended		70 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2012 USD ($)
Loans Payable	$ 139,642			$ 17,000	$ 139,642
Debt Instrument, Interest Rate, Effective Percentage	6.00%	6.00%		12.00%	6.00%
Debt Instrument, Periodic Payment (in Dollars)	20,000	7,232.5
Other Loans Payable				25,000
Debt Conversion, Price per Share				0.15
Amended Debt Conversion, Price per Share (in Shares)				0.05
Gains (Losses) on Extinguishment of Debt			$ 37,404	$ 37,404	$ 37,404

Note 8 - Loan Payable (Detail) - Loans Payable (USD $)	Sep. 30, 2012
$ 62,950

Note 9 - Convertible Promissory Note (Detail)	3 Months Ended		9 Months Ended			70 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CAD	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($)
Debt Instrument, Convertible, Effective Interest Rate			3.25%	3.25%
Debt Instrument, Periodic Payment			$ 20,000	7,232.5
Derivative, Loss on Derivative	146,064		203,868			203,868
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 81,482	$ (18,000)	$ 86,052		$ (18,000)	$ 86,052
Derivative, Underlying Basis			2,472,089	2,472,089

Note 9 - Convertible Promissory Note (Detail) - Fair Value Convertible Promissory NOtes (USD $)	3 Months Ended		9 Months Ended		70 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Cash received from convertible promissory notes			$ 50,000
Derivative loss on inception date			203,868
Fair value of convertible promissory notes on inception date	253,868		253,868		253,868
Change in fair value	81,482	(18,000)	86,052	(18,000)	86,052
Fair value as at September 30, 2012	$ 167,816		$ 167,816		$ 167,816

Note 12 - Capital Raise (Detail) (USD $)	24 Months Ended
Dec. 31, 2011
Raise Capital	$ 4,000,000
Amended Capital Raise	$ 5,000,000
Units, Price per Unit (in Shares)	0.15

Note 10 - Short Term Loans Payable (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2010
Debt Instrument, Face Amount	$ 30,000
Debt Instrument, Interest Rate, Effective Percentage	6.00%	12.00%
Debt Instrument, Increase (Decrease) for Period, Net	$ 5,000

Note 11 - Subsequent Event (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares being Registered for Resale	50,000,000
Put Right (in Dollars)	$ 2,000,000
Occupancy, Net (in Dollars)	37,962
Stock Issued During Period, Shares, Issued for Services		3,000,000	5,000,000	4,000,000
Stock Issued During Period, Shares, Issued for Debt		1,193,381	1,193,381	883,334
Stock Issued During Period, Shares, New Issues		23,016,963	23,016,963		15,000,000	23,016,963
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)		1,150,848.15	(151,592)	(394,474)		(394,474)
Additional Paid in Capital, Common Stock (in Dollars)		$ 394,474	$ 53,169	$ 5,450	$ 50	$ 5,450	$ 170,050	$ 15,000